Document and Entity Information	6 Months Ended
Jun. 30, 2017 shares
Document Information [Line Items]
Entity Registrant Name	CREDIT SUISSE GROUP AG
Entity Central Index Key	0001159510
Trading Symbol	CS
Document Type	6-K
Document Period End Date	Jun. 30, 2017
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	2,553,269,233
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	Q2
Bank
Document Information [Line Items]
Entity Registrant Name	CREDIT SUISSE AG
Entity Central Index Key	0001053092
Document Type	6-K
Document Period End Date	Jun. 30, 2017
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	4,399,680,200
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	H1